Amounts Receivable	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Amounts Receivable

8	AMOUNTS RECEIVABLE

	December 31, 2025	December 31, 2024
Sales tax receivables
Canada	$26.4	$31.9
Mexico	13.2	9.9
Other	—	0.7
Other receivables	5.4	4.2
	$45.0	$46.7